N-2	Jan. 20, 2023
Cover [Abstract]
Entity Central Index Key	0000916907
Amendment Flag	false
Securities Act File Number	000-23406
Document Type	8-K/A
Entity Registrant Name	SOUTHERN MISSOURI BANCORP, INC.
Entity Address, Address Line One	2991 Oak Grove Road
Entity Address, City or Town	Poplar Bluff
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63901
City Area Code	573
Local Phone Number	778-1800
Entity Emerging Growth Company	false